Payables and accrued liabilities	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Payables and accrued liabilities

4. Payables and accrued liabilities

	Three months ended
	March 31,
	2024	2023
	$	$
Trade accounts payable	2,402	1,866
Accrued research and development costs	438	804
Accrued employee benefits	411	343
Payroll tax and other statutory liabilities	60	78
Other accrued liabilities	1,004	531
	4,315	3,622

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2024, and for the three months ended March 31, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)